Consolidated Statements of Changes in Total Equity	Common stock [Member] USD ($)	Common stock [Member] KRW	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] KRW	Retained earnings [Member] USD ($)	Retained earnings [Member] KRW	Accumulated other comprehensive income (loss), net of tax [Member] USD ($)	Accumulated other comprehensive income (loss), net of tax [Member] KRW	Treasury stock [Member] USD ($)	Treasury stock [Member] KRW	Non-controlling Interest [Member] USD ($)	Non-controlling Interest [Member] KRW	Total USD ($)	Total KRW
Balance at Dec. 31, 2007		1,681,896,000,000		5,404,761,000,000		10,013,862,000,000		(132,986,000,000)		(1,956,000,000)		20,413,000,000		16,985,990,000,000
Balance, shares at Dec. 31, 2007		336,353,034
Issuance of common shares		99,862,000,000		856,529,000,000										956,391,000,000
Issuance of common shares, shares		19,972,577
Purchase of treasury stock										(4,445,041,000,000)				(4,445,041,000,000)
Purchase of treasury stock, shares		(73,636,201)
Reissuance of treasury stock
Sale to market				(28,245,000,000)		(482,990,000,000)				1,583,944,000,000				1,072,709,000,000
Sale to market, shares		26,232,012
Stock-based compensation				20,277,000,000										20,277,000,000
Cash dividends declared						(824,065,000,000)								(824,065,000,000)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments								91,626,000,000						91,626,000,000
Unrealized holding losses on investment securities								431,269,000,000						431,269,000,000
Noncontrolling interest												(27,306,000,000)		(27,306,000,000)
Net income (loss)						1,325,964,000,000						6,974,000,000		1,332,938,000,000
Cumulative adjustment for accounting change						24,712,000,000		(24,712,000,000)
Balance at Dec. 31, 2008		1,781,758,000,000		6,253,322,000,000		10,032,771,000,000		389,909,000,000		(2,863,053,000,000)		81,000,000		15,594,788,000,000
Balance, shares at Dec. 31, 2008		308,921,422
Adjusted balance Beginning Balance at Dec. 31, 2008		1,781,758,000,000		6,253,322,000,000		10,057,483,000,000		365,197,000,000		(2,863,053,000,000)		81,000,000		15,594,788,000,000
Adjusted balance (In Shares) Beginning Balance at Dec. 31, 2008		308,921,422
Issuance of common shares		150,000,000,000		953,883,000,000										1,103,883,000,000
Issuance of common shares, shares		30,000,000
Purchase of treasury stock										(2,294,000,000)				(2,294,000,000)
Purchase of treasury stock, shares		(43,412)
Reissuance of treasury stock
Sale to market				8,133,000,000						249,829,000,000				257,962,000,000
Sale to market, shares		4,150,979
Stock-based compensation				(14,785,000,000)										(14,785,000,000)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments								(116,657,000,000)				(998,000,000)		(117,655,000,000)
Unrealized holding losses on investment securities								(3,889,000,000)						(3,889,000,000)
Noncontrolling interest												39,696,000,000		39,696,000,000
Net income (loss)						720,641,000,000						(2,072,000,000)		718,569,000,000
Cumulative adjustment for accounting change					(12,555,000)	(14,195,000,000)							(12,555,000)	(14,195,000,000)
Balance at Dec. 31, 2009	1,708,614,000	1,931,758,000,000	6,368,789,000	7,200,553,000,000	9,533,101,000	10,778,124,000,000	216,390,000	244,651,000,000	(2,313,389,000)	(2,615,518,000,000)	32,467,000	36,707,000,000	15,545,972,000	17,576,275,000,000
Balance, shares at Dec. 31, 2009		343,028,989
Adjusted balance Beginning Balance at Dec. 31, 2009	1,708,614,000	1,931,758,000,000	6,368,789,000	7,200,553,000,000	9,520,546,000	10,763,929,000,000	216,390,000	244,651,000,000	(2,313,389,000)	(2,615,518,000,000)	32,467,000	36,707,000,000	15,533,417,000	17,562,080,000,000
Adjusted balance (In Shares) Beginning Balance at Dec. 31, 2009		343,028,989
Reissuance of treasury stock
Stock-based compensation			8,511,000	9,623,000,000									8,511,000	9,623,000,000
Cash dividends declared					(69,783,000)	(78,897,000,000)							(69,783,000)	(78,897,000,000)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments							(26,920,000)	(30,437,000,000)			(115,000)	(129,000,000)	(27,035,000)	(30,566,000,000)
Unrealized holding losses on investment securities							140,633,000	158,999,000,000					140,633,000	158,999,000,000
Noncontrolling interest											6,042,000	6,831,000,000	6,042,000	6,831,000,000
Net income (loss)					(520,180,000)	(588,115,000,000)					(3,900,000)	(4,409,000,000)	(524,080,000)	(592,524,000,000)
Changes in the Group's ownership interest in subsidiary			33,000	37,000,000			(45,000)	(50,000,000)			12,000	13,000,000
Balance at Dec. 31, 2010	$ 1,708,614,000	1,931,758,000,000	$ 6,377,333,000	7,210,213,000,000	$ 8,930,583,000	10,096,917,000,000	$ 330,058,000	373,163,000,000	$ (2,313,389,000)	(2,615,518,000,000)	$ 34,506,000	39,013,000,000	$ 15,067,705,000	17,035,546,000,000
Balance, shares at Dec. 31, 2010		343,028,989